CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	$ 815,362	$ (179,551)	$ (368,577)	$ 20,803
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Depreciation	139,313	171,563	211,087	225,814
Stock-based incentive compensation			13,500	0
Amortization of franchise agreement	1,275	1,275	1,700	1,700
Amortization of debt issuance cost	3,882	3,882	5,176	5,980
Loss on sale of property and equipment	0	1,800	1,800	(158,358)
Impairment of property and equipment	100,000	93,488
Impairment of asset held for sale	100,000	93,488	93,488	0
Impairment of goodwill			48,500	0
Deferred tax benefit	(10,000)	0	(48,500)	0
Write-off of deferred offering costs			40,000	0
Payment of in-kind interest	39,368	0
Changes in operating assets and liabilities
Receivables	(6,365)	1,582	4,878	(1,137)
Inventory	(1,186)	4,042	2,152	12,111
Prepaid expenses	6,303	5,954	1,282	(3,338)
Accounts payable	70,999	62,183	33,196	(63,162)
Unearned vendor rebate	(3,668)	(4,890)	(6,112)	(4,890)
Accrued expenses	681	(2,358)	27,746	(132)
Income taxes payable	233,000	0	(10,827)	13,725
Net cash provided by operating activities	1,388,964	158,970	50,489	49,116
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds of sale of property and equipment			0	300,000
Investment in notes receivable from related entity			(179,000)	(16,770)
Proceeds (advances) on notes due from related entity	104,000	(30,000)
Purchase of property and equipment	(57,736)	0	0	66,652
Net cash provided by (used) in investing activities	46,264	(30,000)	(179,000)	216,578
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	77,500	0	0	139,000
Principal payments on long-term debt	(377,566)	(198,058)	(276,899)	(403,927)
Issuance of common stock, net			0	492,266
Debt issuance costs			0	(1,000)
Deferred offering costs			0	(40,000)
Distributions to members			0	(29,572)
Net cash used in financing activities	(300,066)	(198,058)	(276,899)	156,767
CHANGE IN CASH	1,135,162	(69,088)	(405,410)	422,461
CASH, BEGINNING OF PERIOD		663,511	663,511	241,050
CASH, END OF PERIOD	1,393,263	594,423	258,101	663,511
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	93,096	157,377	202,665	170,975
SUPPLEMENTAL DISCLOSURE OF INVESTING AND FINANCING ACTIVITIES
Purchase of fixed assets included in accounts payable	29,200	0
Transfer of property and equipment to assets held for sale	$ 0	$ 189,640	189,640	0
Purchase of fixed assets in exchange for debt			$ 0	$ 200,000
Common stock warrants issued for offering				15,421
Common stock issued for offering costs				327,600
Goodwill and deferred tax liability assumed in reverse merger			$ 0	$ 48,500